Earnings per unit and cash distributions	9 Months Ended
Sep. 30, 2017
Earnings Per Unit [Abstract]
Earnings Per Share [Text Block]
18. Earnings per unit and cash distributions

The calculations of basic and diluted earnings per unit are presented below:

	Three months ended September 30,		Nine months ended September 30,
(in thousands of U.S. dollars, except per unit numbers)	2017	2016	2017	2016
Partners’ interest in net income	$2,508	13,425	25,353	$16,445
Less: Dividends paid or to be paid (1)	(14,441)	(10,971)	(43,319)	(32,910)
Under (over) distributed earnings	(11,933)	2,454	(17,966)	(16,465)
Under (over) distributed earnings attributable to:
Common units public	(6,397)	1,030	(9,632)	(6,912)
Common units Höegh LNG	(767)	197	(1,155)	(1,324)
Subordinated units Höegh LNG	(4,769)	1,227	(7,179)	(8,229)
	(11,933)	2,454	(17,966)	(16,465)
Basic weighted average units outstanding (in thousands)
Common units public	17,649	11,051	17,644	11,044
Common units Höegh LNG	2,116	2,116	2,116	2,116
Subordinated units Höegh LNG	13,156	13,156	13,156	13,156
Diluted weighted average units outstanding (in thousands)
Common units public	17,661	11,054	17,654	11,048
Common units Höegh LNG	2,116	2,116	2,116	2,116
Subordinated units Höegh LNG	13,156	13,156	13,156	13,156

Basic and diluted earnings per unit (2):
Common unit public	$0.07	$0.51	$0.74	$0.61
Common unit Höegh LNG (3)	$0.09	$0.51	$0.80	$0.63
Subordinated unit Höegh LNG (3)	$0.09	$0.51	$0.80	$0.63

(1)
Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period, and is based on the number of units outstanding at the period end.

(2)
Effective June 3, 2016, the Partnership granted 21,500 phantom units to the CEO/CFO of the Partnership. One-third of the phantom units vest as of December 31, 2017, 2018 and 2019, respectively. The phantom units impact the diluted weighted average units outstanding, however, the increase in weighted average number of units was not significant enough to change the earnings per unit. Therefore, the basic and diluted earnings per unit are the same.

(3)
Includes total amounts attributable to incentive distributions rights of $285,234 and $855,618 for the three and nine months ended September 30, 2017, respectively, of which $39,521 and $118,552 were attributed to common units owned by Höegh LNG and $245,713 and $737,066 were attributed to subordinated units owned by Höegh LNG. For the three and nine months ended September 30, 2016, includes total amounts attributable to incentive distributions rights of $113,227 and $339,634, respectively, of which $15,688 and $47,059 were attributed to common units owned by Höegh LNG and $97,538 and $292,575 were attributed to subordinated units owned by Höegh LNG.

As of September 30, 2017, the total number of units outstanding was 32,920,964. Common units outstanding were 19,764,904 of which 17,648,844 common units were held by the public and 2,116,060 common units were held by Höegh LNG. As of September 30, 2017, Höegh LNG owned 13,156,060 subordinated units. The General Partner has a non-economic interest and has no units.

Earnings per unit is calculated by dividing net income by the weighted average number of common and subordinated units outstanding during the applicable period.

The common unitholders’ and subordinated unitholders’ interest in net income are calculated as if all net income were distributed according to terms of the Partnership’s Second Amended and Restated Agreement of Limited Partnership (the “Partnership Agreement”), regardless of whether those earnings would or could be distributed. The Partnership Agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash. Available cash, a contractual defined term, generally means all cash on hand at the end of the quarter after deduction for cash reserves established by the board of directors and the Partnership’s subsidiaries to i) provide for the proper conduct of the business (including reserves for future capital expenditures and for the anticipated credit needs); ii) comply with applicable law, any of the debt instruments or other agreements; iii) provide funds for payments on the Series A preferred units; and iv) provide funds for distributions to the common and subordinated unitholders for any one or more of the next four quarters. Therefore, the earnings per unit is not indicative of future cash distributions that may be made. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains or losses on derivative financial instruments and unrealized gains or losses on foreign exchange transactions.

During the subordination period, the common units will have the right under the Partnership Agreement to receive distributions of available cash from operating surplus in an amount equal to the minimum quarterly distribution of $0.3375 per unit, plus any arrearages in the payment of the minimum quarterly distribution on the common units from prior quarters, before any distributions of available cash from operating surplus may be made on the subordinated units. Distribution arrearages do not accrue on the subordinated units.

Distributions of available cash from operating surplus are to be made in the following manner for any quarter during the subordination period:

⋅	first, 100.0% to the common unitholders, pro rata, until the Partnership distributes for each outstanding common unit an amount equal to the minimum quarterly distribution of $0.3375 for that quarter;

⋅
second, 100.0% to the common unitholders, pro rata, until the Partnership distributes for each outstanding common unit an amount equal to any arrearages in payment of the minimum quarterly distribution on the common units for any prior quarters during the subordination period; and

⋅	third, 100.0% to the subordinated unitholders, pro rata, until the Partnership distributes for each subordinated unit an amount equal to the minimum quarterly distribution of $0.3375 for that quarter.

In addition, Höegh LNG currently holds all of the IDRs in the Partnership. IDRs represent the rights to receive an increasing percentage of quarterly distributions of available cash for operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved.

If for any quarter during the subordination period:

⋅	the Partnership has distributed available cash from operating surplus to the common and subordinated unitholders in an amount equal to the minimum quarterly distribution; and

⋅
the Partnership has distributed available cash from operating surplus on outstanding common units in an amount necessary to eliminate any cumulative arrearages in payment of the minimum quarterly distribution;

then, the Partnership will distribute any additional available cash from operating surplus for that quarter among the unitholders and the holders of the IDRs in the following manner:

⋅	first, 100.0% to all common and subordinated unitholders, pro rata, until each unitholder receives a total of $0.388125 per unit for that quarter (the “first target distribution”);

⋅
second, 85.0% to all common and subordinated unitholders, pro rata, and 15.0% to the holders of the IDRs, pro rata, until each unitholder receives a total of $0.421875 per unit for that quarter (the “second target distribution”);

⋅
third, 75.0% to all common and subordinated unitholders, pro rata, and 25.0% to the holders of the IDRs, pro rata, until each unitholder receives a total of $0.50625 per unit for that quarter (the “third target distribution”); and

⋅	thereafter, 50.0% to all common and subordinated unitholders, pro rata, and 50.0% to the holders of the IDRs, pro rata.

In each case, the amount of the target distribution set forth above is exclusive of any distributions to common unitholders to eliminate any cumulative arrearages in payment of the minimum quarterly distribution. The percentage interests set forth above assume that the Partnership does not issue additional classes of equity securities.